Allowance for Loan Losses, Impaired Loans Individually Evaluated by Class of Loan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
With no related allowance [Abstract]
Recorded investment	$ 5,304,828	$ 3,066,656
Unpaid principal balance	5,314,317	3,066,656
Average recorded investment	5,179,358	3,230,322
Interest income recognized	235,579	129,628
With related allowance [Abstract]
Recorded investment	592,557	1,807,476
Unpaid principal balance	592,557	1,807,476
Related allowance	45,014	377,914
Average recorded investment	592,557	1,808,428
Interest income recognized	37,304	8,571
Combined [Abstract]
Recorded investment	5,897,385	4,874,132
Unpaid principal balance	5,906,874	4,874,132
Related allowance	45,014	377,914
Average recorded investment	5,771,915	5,038,750
Interest income recognized	272,883	138,199
Real Estate [Member] | Construction and Land Development [Member]
With no related allowance [Abstract]
Recorded investment	11,061	13,536
Unpaid principal balance	11,061	13,536
Average recorded investment	11,408	13,788
Interest income recognized	1,005	2,710
With related allowance [Abstract]
Recorded investment	0	0
Unpaid principal balance	0	0
Related allowance	0	0
Average recorded investment	0	0
Interest income recognized	0	0
Combined [Abstract]
Recorded investment	11,061	13,536
Unpaid principal balance	11,061	13,536
Related allowance	0	0
Average recorded investment	11,408	13,788
Interest income recognized	1,005	2,710
Real Estate [Member] | Residential, 1-4 Families [Member]
With no related allowance [Abstract]
Recorded investment	966,420	174,314
Unpaid principal balance	975,909	174,314
Average recorded investment	966,971	174,882
Interest income recognized	47,320	7,269
With related allowance [Abstract]
Recorded investment	0	399,764
Unpaid principal balance	0	399,764
Related allowance	0	97,799
Average recorded investment	0	402,691
Interest income recognized	0	8,141
Combined [Abstract]
Recorded investment	966,420	574,078
Unpaid principal balance	975,909	574,078
Related allowance	0	97,799
Average recorded investment	966,971	577,573
Interest income recognized	47,320	15,410
Real Estate [Member] | Nonfarm, Nonresidential [Member]
With no related allowance [Abstract]
Recorded investment	2,640,143	1,806,013
Unpaid principal balance	2,640,143	1,806,013
Average recorded investment	2,542,346	1,826,306
Interest income recognized	99,820	94,953
With related allowance [Abstract]
Recorded investment	0	852,925
Unpaid principal balance	0	852,925
Related allowance	0	117,215
Average recorded investment	0	852,872
Interest income recognized	0	358
Combined [Abstract]
Recorded investment	2,640,143	2,658,938
Unpaid principal balance	2,640,143	2,658,938
Related allowance	0	117,215
Average recorded investment	2,542,346	2,679,178
Interest income recognized	99,820	95,311
Commercial and Industrial [Member]
With no related allowance [Abstract]
Recorded investment	1,676,119	844,682
Unpaid principal balance	1,676,119	844,682
Average recorded investment	1,647,548	986,462
Interest income recognized	86,843	9,452
With related allowance [Abstract]
Recorded investment	592,557	554,787
Unpaid principal balance	592,557	554,787
Related allowance	45,014	162,900
Average recorded investment	592,557	552,865
Interest income recognized	37,304	72
Combined [Abstract]
Recorded investment	2,268,676	1,399,469
Unpaid principal balance	2,268,676	1,399,469
Related allowance	45,014	162,900
Average recorded investment	2,240,105	1,539,327
Interest income recognized	124,147	9,524
Consumer [Member]
With no related allowance [Abstract]
Recorded investment	0	0
Unpaid principal balance	0	0
Average recorded investment	0	0
Interest income recognized	0	0
With related allowance [Abstract]
Recorded investment	0	0
Unpaid principal balance	0	0
Related allowance	0	0
Average recorded investment	0	0
Interest income recognized	0	0
Combined [Abstract]
Recorded investment	0	0
Unpaid principal balance	0	0
Related allowance	0	0
Average recorded investment	0	0
Interest income recognized	0	0
Other Loans [Member]
With no related allowance [Abstract]
Recorded investment	11,085	228,111
Unpaid principal balance	11,085	228,111
Average recorded investment	11,085	228,884
Interest income recognized	591	15,244
With related allowance [Abstract]
Recorded investment	0	0
Unpaid principal balance	0	0
Related allowance	0	0
Average recorded investment	0	0
Interest income recognized	0	0
Combined [Abstract]
Recorded investment	11,085	228,111
Unpaid principal balance	11,085	228,111
Related allowance	0	0
Average recorded investment	11,085	228,884
Interest income recognized	$ 591	$ 15,244